Exhibit 99.2 Schedule 3

Data Compare (Non-Ignored)
Run Date - 2/2/2026 11:33:17 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
(redacted)	1	(redacted)			Note Date	[redacted]	[redacted]	Verified	Field Value reflects Note Date per the Note
(redacted)	2	(redacted)			Note Date	[redacted]	[redacted]	Verified	Field Value reflects Note Date per the Note
(redacted)	3	(redacted)			Note Date	[redacted]	[redacted]	Verified	Field Value reflects Note Date per the Note
(redacted)	4	(redacted)			Note Date	[redacted]	[redacted]	Verified	Field Value reflects Note Date per the Note
(redacted)	5	(redacted)			Note Date	[redacted]	[redacted]	Verified	Field Value reflects Note Date per the Note
(redacted)	6	(redacted)			Note Date	[redacted]	[redacted]	Verified	Field Value reflects Note Date per the Note